Equity (Deficit) - Summary of Certificate of Contribution "A" (Detail) - Contributions A - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of equity [line items]
Certificates of Contribution, Beginning Balance	$ 1,352,716,466	$ 1,196,207,416
Increase in certificates of contribution	80,002,573	156,509,050
Certificates of Contribution, Ending Balance	$ 1,432,719,039	$ 1,352,716,466